Lease Agreements - Future Minimum Lease Payments Under Topic 840 Guidance (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 4,695
2021	4,274
2022	3,811
2023	3,782
2024	3,413
Thereafter	3,678
Total future minimum payments	$ 23,653